Employee Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Components of stock-based compensation expense recognized in the Company's condensed consolidated statements of (loss) income
The following table summarizes the components of stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations for the six months ended June 30, 2021:

	Six months ended June 30,
	2021	2020
(in thousands)
Cost of services	$51	$—
Selling, general and administrative expense	133,216	—

Total	$133,267	$—

Summary of stock option activity
The following shows the stock option activity for the year ended at December 31, 2020:

	Number of options	Weighted - average grant date fair value	Weighted - average exercise price
Nonvested at January 1, 2020	5,320,800	$0.39	$3.51
Granted	3,887,970	1.65	8.32
Forfeited	749,670	0.46	3.85

Nonvested at December 31, 2020	8,459,100	$0.97	$5.69

Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Based Payment Award Stock Options Valuation Assumptions -Stock Options	The grant date fair value of the stock options was estimated using the Black-Scholes option pricing method with the following assumptions:

Dividend yield (%)	0.0%
Expected volatility (%)	35%
Risk-free interest rate (%)	0.8-1.1%
Expected term (years)	5.1-7.0

Performance Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Based Payment Award Stock Options Valuation Assumptions -Stock Options	The grant date fair value of the PSUs were estimated using the Monte Carlo simulation method with the following assumptions:

Dividend yield (%)	0%
Expected volatility (%)	40%
Risk-free interest rate (%)	0.1-0.5%